Bank and Other Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS
10.	BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

		As of December 31,
		2017	2018
		$	$

Short-term bank and other borrowings	(i)	12,648	11,010
Long-term bank borrowings, current portion	(ii)	5,432	5,770
		18,080	16,780

Long-term bank borrowings, non-current portion	(ii)	-	-

Total borrowings		18,080	16,780

(i)

The short-term bank and other borrowings outstanding as of December 31, 2017 and December 31, 2018 bore a weighted average interest rate of 6.73% and 13.92% per annum, respectively, and were denominated in RMB, INR and $. These borrowings were obtained from financial institutions, a third-party entity and a related party (Note 17).

The outstanding balances as of December 31, 2017 and 2018 were comprised of the following loans:

a)

The Group entered into a line of credit facility amounted to $8,623 with SPD Silicon Valley Bank Co., Ltd, a PRC banking institution ("SSVB") in 2015, which had an original maturity date of August 31, 2018. The outstanding principal balance as of December 31, 2017 was $7,648 and an additional $956 was drawn during 2018. The outstanding principal balance as of December 31, 2018 was $8,604. The loan was payable on demand as of December 31, 2017 and 2018 due to the Group having breached a financial covenant under the loan. The loan bore an interest rate from 6% to 8% per annum based on the LIBOR rate. The Company paid interest of $440 and $521 during the years ended December 31, 2017 and 2018. The principal balance of $8,604 remaining as of December 31, 2018 was fully repaid in March 2019.

b)

On November 28, 2017, the Group entered into a short-term loan agreement with HHMC Microelectronic Co., Limited ("HHMC') for $5,000 bearing an interest rate of 0.04% per day, to fund the Company's working capital purposes. The loan had an original term of three months. According to the agreement, the interest rate increased to 0.1% per day from February 28, 2018 prospectively when the loan became overdue. The outstanding principal balance as of December 31, 2017 was $5,000 of which $2,595 was repaid during 2018. The accrued interest of $68 as of December 31, 2017 was fully paid in 2018. The outstanding principal balance as of December 31, 2018 was $2,405. The accrued interest of $1,080 as of December 31, 2018 was fully repaid in 2018 and the remaining principal is fully repaid in June 2019.

(ii)	The long-term bank borrowings as of December 31, 2017 and 2018 were loans from Partners For Growth IV, L.P. ("PFG4") and Partners For Growth V, L.P ("PFG5") that are financial institutions located in the United States, bearing weighted average interest rates of 7.97% and 8.40% per annum, respectively. The loans were denominated in $.

The outstanding balances as of December 31, 2017 and 2018 were comprised of the following loans:

a)	On August 30, 2016, the Group entered into a long-term loan agreement with PFG4 for $6,000, bearing an interest rate of 8% per annum with maturity date on August 30, 2019.

On January 20, 2017, the Group entered into a long-term loan agreement with PFG4 for $2,000, bearing an interest rate of 8% per annum with maturity date on January 20, 2020.

The outstanding principal balance due to PFG4 as of December 31, 2017 was $5,432 and $3,808 was repaid during 2018. The accrued interest of $595 as of December 31, 2017 was fully paid in 2017. The outstanding principal balance as of December 31, 2018 was $1,624 and accrued interests of $316 was fully repaid in 2018.

As of December 31, 2017, the default under the SSVB loan described above triggered the cross-default on the PFG4 loan with an outstanding principal balance of $5,432. The breach of the financial covenant resulted in the acceleration of the repayments of the PFG4 borrowing. Therefore, the outstanding balances of the PFG4 loan became payable on demand and was reclassified as a current liability as of December 31, 2017.

b)

On April 30, 2018, the Group entered into a long-term loan agreement with PFG5 for $3,000, bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date. The outstanding principal balance as of December 31, 2018 was $3,146 and accrued interests of $185 was fully repaid in 2018.

c)

On December 17, 2018, the Group entered into a convertible term loan agreement (the "PFG note") with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share.

As of December 31, 2018, the Company was in breach of certain financial covenants under the loans of PFG4, PFG5 and PFG note with a total outstanding balance of $5,770.

The breach resulted in the acceleration of the repayments of the borrowings therefore, the outstanding balances of these loans were reclassified as current liabilities as they became payable on demand as of December 31, 2018.

In June 2019, a written consent was obtained from PFG4 and PFG5 to waive defaults that occurred through June 30, 2019. The Company also negotiated new financial covenants with achievable targets that are more reflective of the operations of the Company.

Borrowings from SSVB, PFG4 and PFG5 as of December 31, 2018 were pledged by accounts receivable amounting $23,073.

(iii)	Warrants

In August 2016, the Group issued 2,515,123 and 1,900,800 warrants ("2016 Warrants") to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares at the consummation date of the Merger.

As the 2016 Warrants were granted to the banks for loan facilities, their fair value on the issuance date were recognized as deferred borrowing costs presented as deductions of the carrying value of the term loans. The deferred borrowing costs were recognized over the lives of the term loans as financing cost, using the effective interest rate method. Given the 2016 Warrants were convertible into Series D convertible redeemable preferred shares classified as mezzanine equity, the 2016 Warrants were financial liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity that are re-measured at the end of each reporting period with an adjustment for fair value through earnings.

As part of the Merger, the 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group's ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.